UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-01436

                           CAPSTONE GROWTH FUND, INC.
               (Exact name of registrant as specified in charter)

                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
         (Address of principal executive offices)           (Zip code)

                               BISYS FUND SERVICES
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-262-6631

                   Date of fiscal year end: OCTOBER 31, 2004

                   Date of reporting period: OCTOBER 31, 2004

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. [section] 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

        Attached below is a Supplement dated February 28, 2005 to the Annual Report dated October 31, 2004. Also attached is the Annual Report dated October 31, 2004 as amended.

OCTOBER 31, 2004

                                                                   ANNUAL REPORT

           CAPSTONE GROWTH FUND
      CGF  ---------------------------------------------------------------------
           BUILDING WEALTH WHILE CONTROLLING RISK

                            CGF

                               [LOGO OF CAPSTONE]
                                    CAPSTONE
                        Building Wealth, Controlling Risk

February 28, 2005

Dear Growth Fund Shareholder:

We are writing to make you aware of a modification made to the Capstone Growth Fund annual report dated October 31, 2004. The version you received did not include a performance comparison chart, which was inadvertently omitted. A copy of this chart has been attached to this letter along with the original letter from the report for your review.

We will also have available a modified version of the entire annual report that includes the omitted chart. If you would like to have a complete version of this report, please contact a Capstone representative at 800-262-6631 and a free copy will be mailed to you.

We sincerely apologize for any confusion this omission may have caused. We value your trust and confidence in us and look forward to continuing our relationship with you for many years to come.

Sincerely,

/s/ Edward L. Jaroski                                   /s/ Dan E. Watson
Edward L. Jaroski                                       Dan E. Watson
President and Chairman of the Board                     Chief Investment Officer

Enclosures

                5847 San Felipe, Suite 4100 Houston, Texas 77057
              Phone: 713-260-9000  800-262-6631  Fax: 713-260-9025

                                                            CAPSTONE GROWTH FUND

Dear Shareholder:

We are pleased to present the annual report for the Capstone Growth Fund for the year ended on October 31, 2004.

EQUITY MARKET OVERVIEW

The equity market rose significantly as measured by the Standard & Poor's 1500 Super-composite Index which posted a return of 9.84% for the year ended October 29, 2004. Violence in Iraq along with various global terrorist activities continues to directly impact the equity markets by increasing volatility and imposing a risk premium built into valuations. The economy has slowed somewhat from its rapid expansion in the first half of the year due to softening consumer spending and higher energy prices. Despite this slowdown, forecasts of GDP still predict an annualized growth rate of 3.6% for the fourth quarter of 2004. Operating earnings for the second quarter of 2004 increased at a record pace but were mitigated by more cautious guidance going forward. Despite the reduced estimates, third quarter operating earnings are still estimated to increase 14% over the previous year.

Payrolls have recently made significant gains and the unemployment rate has gradually dropped to 5.5%. The inflation forecast for the rest of 2004 predicts a modest 2.8% annualized increase for the third quarter and a 2.9% rate for the final three months of the year. This rate should drop somewhat in 2005 as energy prices ease. The Federal Reserve is very likely to continue its gradual course of increasing rates, however these rates would still be considered economically stimulative for the foreseeable future.

PERFORMANCE

The Capstone Growth Fund gained 5.44% for the twelve-month period. The return for the S&P 500 for the same period was 9.42% and the return for the Russell 1000 Growth Index was 3.38%. The Fund lagged the S&P 500 for the period, but outperformed the Russell 1000 Growth Index. Value stocks outperformed growth as the Russell 1000 Value Index returned 15.45% versus 3.38% for the Growth Index.

Our equity strategy had slightly unfavorable sector positioning during this period by being under-weighted in the better performing "value" sectors and over-weighted in the lower performing "growth" sectors relative to the S&P 500. Overall performance however, benefited from individual stock selection within these sectors. More specifically, our positions in health care such as Gilead Sciences, Johnson & Johnson and United Health Group substantially outperformed with returns of 26.97%, 18.26% and 42.36% respectively, versus the overall sector which returned 1.75%. Technology continued to be a drag on returns as equipment manufacturers such as Cisco Systems and semiconductor companies such as Kla-Tencor and Maxim Integrated Products were represented among the worst performing industries.

OUTLOOK

The present economic expansion has experienced an early period of strong growth followed by the current modest gains. High and volatile energy prices have had an impact on consumer discretionary spending, but should begin to recover as oil prices eventually ease. Continued low levels of inflation should allow the Fed to maintain accommodative interest rate levels for the foreseeable near future. We expect geopolitical events in the Middle East to weigh on the markets, but overall we look for continued economic growth to provide a positive environment for the equity market ~albeit one of more restrained earnings growth. In terms of the Fund's positioning, more emphasis will be placed on valuation relative to growth as companies adjust their guidance looking forward. This may create opportunities for swaps among competing companies within an industry. Sector weighting will have less near-term impact versus individual stock selection as the sectors are currently equalizing in overall attractiveness, therefore we foresee minimal changes to these weightings in the near term.

We sincerely appreciate your trust and confidence in us and look forward to continuing our relationship with you for many years to come.

Sincerely,

/s/ Edward L. Jaroski                                   /s/ Dan E. Watson
Edward L. Jaroski                                       Dan E. Watson
President and Chairman of the Board                     Chief Investment Officer

CAPSTONE SERIES FUND, INC.
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN CAPSTONE GROWTH FUND*, S&P 500**, THE THOMSON U.S. GROWTH DOMESTIC MUTUAL FUND INDEX*** AND RUSSELL 1000 GROWTH INDEX****

                            [CHART OF CAPSTONE SERIES FUND]

               CAPSTONE GROWTH     THOMSON US GROWTH DOMESTIC                  RUSSELL 1000
                    FUND                MUTUAL FUND INDEX         S&P 500      GROWTH INDEX
10/31/1994         $10000                    $10000               $10000          $10000
10/31/1995          11704                     12218                12644           12921
10/31/1996          13950                     14576                15690           15770
10/31/1997          17716                     18477                20729           20576
10/31/1998          20464                     19887                28365           30085
10/31/1999          26146                     25100                31778           34429
10/31/2000          27561                     29155                33173           37642
10/31/2001          20469                     20667                25317           22605
10/31/2002          17901                     17249                21493           18171
10/31/2003          19825                     21081                25964           22135
10/31/2004          20903                     22419                28407           22884

                                    [END CHART]

               Past performance can not guarantee future results.

               Average Annual Total Return as of October 31, 2004

                                                    One Year        Five Year        Ten Year
                                                    --------        ---------        --------
Growth Fund                                           5.44%           -4.38%           7.65%
S&P 500                                               9.41%           -2.22%          11.01%
Thomson U.S. Growth Domestic Mutual Fund Index        6.35%           -2.23%           8.41%
Russell 1000 Growth Index                             3.38%           -7.84%           8.63%

*The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. The Capstone Growth Fund's performance assumes the reinvestment of all income dividends and capital gains distributions, if any. All market indices are unmanaged. It is not possible to invest directly in any index.

**The Standard and Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is the Growth Fund's designated Broad Based Index. The performance for the S&P 500 has always been disclosed in each annual shareholder letter.

***The Thomson U.S. Growth Domestic Mutual Fund Index is an equal weighted index of mutual funds within the stated investment category which seek long term capital appreciation by investing primarily in domestic equity securities of any market capitalization. Income is usually incidental. The funds represented by this index involve investment risks which may include the loss of principal invested. This index represents the component funds at closing net asset value and includes all annual asset-based fees and expenses charged to those funds.

****The Russell 1000 Total Return Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2004
                                                                     GROWTH FUND
--------------------------------------------------------------------------------

                                                        SHARES          VALUE
                                                        ------          -----
COMMON STOCKS (99.5%)

AEROSPACE/DEFENSE (3.9%)
United Technologies Corp.                               19,040       $ 1,767,293
                                                                     -----------
BANKS (6.5%)
U.S. Bancorp                                            43,560         1,246,252
Wells Fargo & Co.                                       28,860         1,723,519
                                                                     -----------
                                                                       2,969,771
                                                                     -----------
BIOTECHNOLOGY (1.9%)
Amgen, Inc.(b)                                          15,470           878,696
                                                                     -----------
BUILDING MATERIALS (2.8%)
American Standard Cos., Inc.(b)                         35,190         1,286,898
                                                                     -----------
COMPUTER HARDWARE (3.7%)
Dell, Inc.(b)                                           29,760         1,043,386
Microchip Technology, Inc.                              21,560           652,190
                                                                     -----------
                                                                       1,695,576
                                                                     -----------
COMPUTER SERVICES & SOFTWARE (5.8%)
Fiserv, Inc.(b)                                         18,500           657,490
Microsoft Corp.                                         71,820         2,010,242
                                                                     -----------
                                                                       2,667,732
                                                                     -----------
CONSUMER PRODUCTS (2.1%)
Procter & Gamble Co.                                    19,270           986,239
                                                                     -----------
CONTAINERS (2.1%)
Pactiv Corp.(b)                                         40,440           958,024
                                                                     -----------
DIVERSIFIED MANUFACTURING (8.6%)
Danaher Corp.                                           20,680         1,140,088
Dover Corp.                                             18,520           727,280
General Electric Co.                                    60,550         2,065,967
                                                                     -----------
                                                                       3,933,335
                                                                     -----------
ELECTRONICS (1.6%)
L-3 Communications Holdings, Inc.                       11,230           740,394
                                                                     -----------

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2004
                                                                     GROWTH FUND
--------------------------------------------------------------------------------

                                                        SHARES          VALUE
                                                        ------          -----
FINANCIAL SERVICES (15.7%)
American International Group, Inc.                      26,706       $ 1,621,321
Citigroup, Inc.                                         45,082         2,000,287
Fannie Mae                                              19,050         1,336,358
Merrill Lynch & Co., Inc.                               29,270         1,578,824
SLM Corp.                                               14,740           667,132
                                                                     -----------
                                                                       7,203,922
                                                                     -----------
HEALTHCARE (2.1%)
Stryker Corp.                                            9,640           415,388
UnitedHealth Group, Inc.                                 7,730           559,652
                                                                     -----------
                                                                         975,040
                                                                     -----------
MEDIA (4.1%)
McGraw-Hill Cos., Inc.                                  21,810         1,881,113
                                                                     -----------
MEDICAL PRODUCTS (2.8%)
Johnson & Johnson                                       22,390         1,307,128
                                                                     -----------
OIL & GAS (8.9%)
ChevronTexaco Corp.                                     38,150         2,024,239
Exxon Mobil Corp.                                       42,070         2,070,685
                                                                     -----------
                                                                       4,094,924
                                                                     -----------
PHARMACEUTICALS (6.7%)
Allergan, Inc.                                           8,240           589,654
Forest Laboratories, Inc.(b)                             7,950           354,570
Gilead Sciences, Inc.(b)                                17,160           594,251
Pfizer, Inc.                                            53,697         1,554,528
                                                                     -----------
                                                                       3,093,003
                                                                     -----------
RETAIL (12.6%)
Lowe's Cos., Inc.                                       13,760           774,413
Target Corp.                                            25,360         1,268,507
Wal-Mart Stores, Inc.                                   33,920         1,828,965
Walgreen Co.                                            27,650           992,359
Yum! Brands, Inc.                                       20,950           911,325
                                                                     -----------
                                                                       5,775,569
                                                                     -----------
SEMICONDUCTORS (3.6%)
KLA-Tencor Corp.(b)                                     19,130           870,989
Maxim Integrated Products                               17,290           760,587
                                                                     -----------
                                                                       1,631,576
                                                                     -----------

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2004
                                                                     GROWTH FUND
--------------------------------------------------------------------------------

                                                        SHARES          VALUE
                                                        ------          -----
TELECOMMUNICATIONS (4.0%)
Cisco Systems, Inc.(b)                                  53,720       $ 1,031,962
QUALCOMM, Inc.                                          19,140           800,243
                                                                     -----------
                                                                       1,832,205
                                                                     -----------
TOTAL COMMON STOCKS (COST $40,364,346)                               $45,678,438
                                                                     -----------
SHORT TERM INVESTMENTS (0.5%)
AIM Short Term Investment Trust STIC
  Prime Portfolio, Institutional
  Class, 1.74%(c)                                       17,884            17,884
Fifth Third Institutional Government
  Money Market Fund, 1.53%(c)                          229,561           229,561
                                                                     -----------
TOTAL SHORT TERM INVESTMENTS (COST $247,445)                             247,445
                                                                     -----------
        TOTAL INVESTMENTS
          (COST $40,611,791)(a) (100.0%)                             $45,925,883
        OTHER LIABILITIES IN EXCESS OF
          ASSETS (0.0%)                                                  (27,558)
                                                                     -----------
        NET ASSETS (100.0%)                                          $45,898,325
                                                                     ===========

(a)Cost for federal income tax purposes is $40,615,783. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

     Unrealized appreciation                                         $ 7,185,482
     Unrealized depreciation                                          (1,875,382)
                                                                     -----------
     Net unrealized appreciation                                     $ 5,310,100
                                                                     ===========

(b)Represents non-income producing security.

(c)Rate shown represents the rate as of October 31, 2004.

                       SEE NOTES TO FINANCIAL STATEMENTS.

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - OCTOBER 31, 2004
                                                                     GROWTH FUND
--------------------------------------------------------------------------------

The table below sets forth the diversification of the Capstone Growth Fund investments by Industry.

INDUSTRY DIVERSIFICATION                                                PERCENT*
                                                                        --------
Aerospace/Defense                                                           3.9
Banks                                                                       6.5
Biotechnology                                                               1.9
Building Materials                                                          2.8
Computer Hardware                                                           3.7
Computer Services & Software                                                5.8
Consumer Products                                                           2.1
Containers                                                                  2.1
Diversified Manufacturing                                                   8.6
Electronics                                                                 1.6
Financial Services                                                         15.7
Healthcare                                                                  2.1
Media                                                                       4.1
Medical Products                                                            2.8
Oil & Gas                                                                   8.9
Pharmaceuticals                                                             6.7
Retail                                                                     12.6
Semiconductors                                                              3.6
Short Term Investments                                                      0.5
Telecommunications                                                          4.0
                                                                          -----
   Total Investments                                                      100.0%
                                                                          =====

*Percentages indicated are based on net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS.

CAPSTONE SERIES FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES - OCTOBER 31, 2004
                                                                     GROWTH FUND
--------------------------------------------------------------------------------


ASSETS:
   Investments, at market (identified cost $40,611,791)              $45,925,883
   Receivables:
      Interest and dividends receivable                                   35,532
   Prepaid Expenses                                                       19,173
                                                                     -----------
         Total assets                                                 45,980,588
                                                                     -----------
LIABILITIES:
   Payables:
      Investment advisory fees                                            28,770
      Directors fees                                                       1,549
      Shareholder servicing and distribution fees                          9,635
      Accrued expenses                                                    42,309
                                                                     -----------
         Total liabilities                                                82,263
                                                                     -----------
NET ASSETS:                                                          $45,898,325
                                                                     ===========
COMPOSITION OF NET ASSETS:
      Capital                                                         44,052,615
      Accumulated net realized loss on investment transactions        (3,468,382)
      Unrealized appreciation on investments                           5,314,092
                                                                     -----------
Net Assets (200,000,000 of $.001 par value shares authorized,
   3,730,510 shares outstanding):                                    $45,898,325
                                                                     ===========
Net Assets Value, offering and redemption price per share            $     12.30
                                                                     ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

CAPSTONE SERIES FUND, INC.
STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2004
                                                                     GROWTH FUND
--------------------------------------------------------------------------------


INVESTMENT INCOME

   Interest                                                           $      719
   Dividends                                                             680,300
                                                                      ----------
      Total investment income:                                           681,019
                                                                      ----------
EXPENSES:
   Investment advisory fees (Note 3)                                     356,294
   Distribution fees (Note 3)                                            118,767
   Accounting fees                                                        60,258
   Audit fees                                                             17,770
   Custodian fees                                                         14,168
   Insurance fees                                                          4,143
   Legal fees                                                             32,270
   Registration and filing fees                                           16,349
   Shareholder reports                                                    10,924
   Transfer agent fees fund level                                         56,655
   Directors fees and expenses (Note 3)                                   12,512
   Miscellaneous fees                                                     37,183
                                                                      ----------
      Total Expenses                                                     737,293
                                                                      ----------

   Net investment loss                                                   (56,274)
                                                                      ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments                                    1,900,631
   Net change in unrealized appreciation on investments                  717,533
                                                                      ----------
   Net realized and unrealized gain on investments                     2,618,164
                                                                      ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $2,561,890
                                                                      ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

CAPSTONE SERIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
                                                                     GROWTH FUND
--------------------------------------------------------------------------------


                                                                FOR THE YEAR           FOR THE YEAR
                                                                    ENDED                  ENDED
                                                              OCTOBER 31, 2004       OCTOBER 31, 2003
                                                              ----------------       ----------------
OPERATIONS:
   Net investment income/(loss)                                 $   (56,274)           $    61,620
   Net realized gain/(loss) on investments                        1,900,631             (2,325,618)
   Net change in unrealized appreciation on investments             717,533              8,451,924
                                                                -----------            -----------
Net increase in net assets resulting from operations              2,561,890              6,187,926
                                                                -----------            -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                            (61,620)               (31,818)
                                                                -----------            -----------
Net decrease in net assets resulting from distributions             (61,620)               (31,818)
                                                                -----------            -----------
CAPITAL SHARE TRANSACTIONS:
Decrease in net assets from Fund share transactions              (4,261,358)            (3,924,092)
                                                                -----------            -----------
Increase (decrease) in net assets                                (1,761,088)             2,232,016
                                                                -----------            -----------
NET ASSETS:
   Beginning of period                                           47,659,413             45,427,397
                                                                -----------            -----------
   End of period                                                $45,898,325            $47,659,413
                                                                ===========            ===========
Undistributed Net Investment Income                             $         -            $    61,620
                                                                ===========            ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

CAPSTONE SERIES FUND, INC.
FINANCIAL HIGHLIGHTS
                                                                     GROWTH FUND
--------------------------------------------------------------------------------

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for each period indicated.

                                                                        YEARS ENDED OCTOBER 31,
                                                   -------------------------------------------------------------
                                                     2004          2003         2002         2001          2000
                                                   -------       -------      -------      -------       -------
NET ASSET VALUE, BEGINNING OF PERIOD               $ 11.68       $ 10.20      $ 12.08      $ 18.11       $ 18.46
                                                   -------       -------      -------      -------       -------
INVESTMENT OPERATIONS:
   Net investment income (loss)                      (0.02)         0.02         0.01         0.01         (0.01)
   Net realized and unrealized gain (loss)
     on investments                                   0.66          1.47        (1.88)       (4.34)         0.97
                                                   -------       -------      -------      -------       -------
       Total from investment operations               0.64          1.49        (1.87)       (4.33)         0.96
                                                   -------       -------      -------      -------       -------
DISTRIBUTIONS FROM:
   Net investment income                             (0.02)        (0.01)       (0.01)           -         (0.02)
   Net realized gains                                    -             -            -        (1.70)        (1.29)
                                                   -------       -------      -------      -------       -------
       Total distributions                           (0.02)        (0.01)       (0.01)       (1.70)        (1.31)
                                                   -------       -------      -------      -------       -------
NET ASSET VALUE, END OF PERIOD                     $ 12.30       $ 11.68      $ 10.20      $ 12.08       $ 18.11
                                                   =======       =======      =======      =======       =======
TOTAL RETURN                                          5.44%        14.59%      (15.48)%     (25.73)%        5.40%

RATIOS/SUPPLEMENTARY DATA:
   Net assets, end of period (in 000's)            $45,898       $47,659      $45,427      $58,841       $84,560
   Ratio of expenses to average net assets            1.55%         1.43%        1.38%        1.27%         1.18%
   Ratio of net investment income (loss)
     to average net assets                           (0.12)%        0.14%        0.06%        0.08%        (0.07)%
   Portfolio turnover rate                              34%           20%          94%          58%           55%

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2004
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

    The Capstone Series Fund, Inc. (the "Company") was organized as a Maryland corporation and is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management company. On January 22, 2002 the Company name was changed to Capstone Series Fund, Inc. from Capstone Growth Fund, Inc. and the Fund was redesignated Capstone Growth Fund. The Company currently consists of one diversified series: the Growth Fund (the "Fund"). The Growth Fund's investment objective is to seek long-term capital appreciation by primarily investing in common stocks that represent a broad spectrum of the economy.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

    The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principals generally accepted in the United States of America.

A) PORTFOLIO VALUATION - Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices. Equity securities traded on NASDAQ use the official closing price. Equity securities which are traded in the over-the-counter market only, but which are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. All other securities and securities with no readily determinable market values are valued using procedures determined in good faith by the Board of Directors.

B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Portfolio security transactions are recorded on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

C) REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with a bank, broker-dealer or other financial institution, which are secured by obligations of the U.S. government. Each repurchase agreement is at least 102% collateralized and marked to market. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may by subject to certain costs, losses or delays. The Fund had no investments in repurchase agreements as of October 31, 2004.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income of the Fund are declared and paid at least annually. Distributions from net realized long-term or short-term capital gains, if any, will be declared and paid annually.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principals generally accepted in the United States of America. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by a Fund, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Fund.

E) FEDERAL INCOME TAXES - It is the Fund's intention to qualify annually as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for federal income tax has been made.

NOTE 3 - INVESTMENT ADVISORY AND OTHER AGREEMENTS

    The Fund has retained Capstone Asset Management Company ("CAMCO") as its Investment Adviser. Pursuant to the terms of the Investment Advisory Agreement (the "Agreement"), the Adviser is paid a monthly fee based on the average net assets at the annual rate of 0.75% on the first $50 million, 0.60% on the next $150 million, 0.50% for the next $300 million and 0.40% on assets over $500 million for the Growth Fund.

    Capstone Asset Planning Company ("CAPCO") serves as Distributor of the Fund's shares. CAPCO is an affiliate of the Adviser, and both are wholly owned subsidiaries of Capstone Financial Services, Inc. ("CFS").

    The Fund has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act whereby the Fund's assets are used to compensate CAPCO for cost and expenses incurred with the distribution and marketing of shares of the Fund and servicing of the Fund's shareholders. Distribution and marketing expense include, among other things, printing of prospectuses, advertising literature, and costs of personnel involved with the promotion and distribution of the Fund's shares. Under the Plan, the Fund pays CAPCO an amount computed at an annual rate of 0.25% of the Fund's average net assets. Of this amount, CAPCO may allocate to securities dealers (which may include CAPCO itself) and other financial institutions and organizations (collectively, "Service Organizations") amounts based on the Fund's average net assets owned by stockholders for whom the Service Organizations have a servicing relationship.

    Certain officers and directors of the Company are also officers and directors of the Adviser, the Distributor and CFS.

    BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), serves as the Fund's transfer agency and fund accountant. Under the terms of the Transfer Agency and Fund Accounting Agreement, BISYS Ohio is entitled to receive a monthly fee from the Fund calculated at the annual rate of 0.075% of the Fund's average daily net assets.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

    Purchases and sales of portfolio securities (excluding short-term securities) for the year ended October 31, 2004 were as follow:

                                            PURCHASES                    SALES
                                           -----------                -----------
Capstone Growth Fund                       $16,340,637                $20,849,785

NOTE 5 - CAPITAL SHARE TRANSACTIONS

    The Company authorizes the issuance of 200,000,000 shares for the Fund, and each share has a par value of $0.001 per share. The Fund currently offers a single class of shares. Each issued and outstanding share of the Fund is entitled to participate equally in dividends and distributions declared by the Fund and in the net assets of the Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

    Transactions in shares of capital stock, for the years ended October 31, 2004 and 2003 were as follows:

                                                  YEAR ENDED                          YEAR ENDED
                                               OCTOBER 31, 2004                    OCTOBER 31, 2003
                                           -------------------------        -----------------------------
GROWTH FUND                                 SHARES          AMOUNT            SHARES            AMOUNT
                                           --------      -----------        ----------       ------------
Issued ............................          31,896      $   518,164         1,030,229       $ 11,284,432
Reinvested ........................           3,958           47,457             2,622             27,378
Redeemed ..........................        (385,929)      (4,826,979)       (1,404,155)       (15,235,902)
                                           --------      -----------        ----------       ------------
Net increase (decrease) ...........        (350,075)     $(4,261,358)         (371,304)      $ (3,924,092)
                                           ========      ===========        ==========       ============

NOTE 6 - DISTRIBUTION INFORMATION

    The tax character of distributions paid for the years ended October 31, 2004 and 2003 were as follows:

                                  YEAR-ENDED           YEAR-ENDED
                                   10/31/04             10/31/03
                                  ----------           ----------
Ordinary Income                     $61,620              $31,818

NOTE 7 - FEDERAL INCOME TAXES

    As of October 31, 2004, the components of distributable earnings and accumulated losses on a tax basis for the Fund were as follows:

                                 UNDISTRIBUTED       UNDISTRIBUTED       UNREALIZED
                                   ORDINARY            LONG-TERM        APPRECIATION/     CARRYFORWARD
                                    INCOME           CAPITAL GAINS     (DEPRECIATION)    CAPITAL LOSSES
                                 -------------       -------------     --------------    --------------
Growth Fund                         $  -                $  -             $5,310,100       $(3,464,390)

    Net investment income and realized gains and losses for federal tax purposes differ from that reported in the financial statements because of permanent and temporary book and tax differences. The difference between accumulated net realized losses reported in the financial statements and tax basis capital loss carryforwards result from wash sale losses which are deferred for federal income tax purposes.

    As of October 31, 2004 the Fund had capital loss carryforwards available for federal income tax purposes that expire as follows:

                                   10/31/10              10/31/11
                                 ------------          -----------
Growth Fund                        1,173,026            2,291,364

NOTE 8 - RECLASS OF CAPITAL ACCOUNTS

    In accordance with accounting principles generally accepted in the United States of America, the Fund has made reclassifications among its capital accounts. These reclassifications are intended to adjust the components of the Fund's net assets to reflect the tax character of permanent book/tax differences and have no impact on the net assets or net asset value of the Fund. As of October 31, 2004, the Fund made reclassifications to increase or (decrease) the components of net assets detailed below:

                               UNDISTRIBUTED NET
                               INVESTMENT INCOME         CAPITAL
                               -----------------       -----------
Growth Fund                         $56,274             $(56,274)

NOTE 9 - CONTINGENCIES AND COMMITMENTS

    In the normal course of business, the Fund enters into contracts that contain various representations and warrantees and provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims against the Fund and is presently unknown. However, based on experience, the Fund considers the risk of loss from such potential claims to be remote.

          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
CAPSTONE SERIES FUND, INC.
HOUSTON, TEXAS

We have audited the accompanying statement of assets and liabilities of the Growth Fund, a series of shares of Capstone Series Fund, Inc., including the schedule of portfolio investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Growth Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

                                            /s/ Briggs, Bunting & dougherty, LLP
                                              BRIGGS, BUNTING & DOUGHERTY, LLP

PHILADELPHIA, PENNSYLVANIA
DECEMBER 17,2004

PROXY VOTING POLICY (UNAUDITED)

    A description of the policies and procedures that the Company uses to determine how to vote proxies related to portfolio securities is available (i) without charge, upon request, by calling 800-262-6631 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

NOTICE TO SHAREHOLDERS (UNAUDITED)

    Schedule of Portfolio Investments for period ending January 31 and July 31 will be filed on Form N-Q and will be available without charge, on the Securities and Exchange Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and that information on the operation of the Public reference Room may be obtained by calling 1-800-SEC-0330.

================================================================================
GROWTH FUND EXPENSE EXAMPLES (UNAUDITED)
--------------------------------------------------------------------------------

    As a shareholder of the Capstone Growth Fund, you incur ongoing costs, including management fees; distribution [and/or service] 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Capstone Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 through October 31, 2004.

ACTUAL EXPENSES

    The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                            BEGINNING          ENDING            EXPENSE PAID         EXPENSE RATIO
                          ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*        DURING PERIOD
                              5/1/04          10/31/04        5/1/04 - 10/31/04     5/1/04 - 10/31/04
                          -------------     -------------     -----------------     -----------------
Capstone Growth Fund        $1,000.00         $1,031.40             $8.37                 1.64%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    The table below provides information about hypothetical account values and hypothetical expenses based on the Capstone Growth Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                            BEGINNING          ENDING            EXPENSE PAID         EXPENSE RATIO
                          ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*        DURING PERIOD
                              5/1/04          10/31/04        5/1/04 - 10/31/04     5/1/04 - 10/31/04
                          -------------     -------------     -----------------     -----------------
Capstone Growth Fund        $1,000.00         $1,016.89             $8.31                 1.64%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

DIRECTORS AND EXECUTIVE OFFICERS (UNAUDITED)

The directors provide overall supervision of the affairs of the Fund. The Fund's directors and executive officers, and their principal occupations for the last five years, are listed below. All persons named as directors also serve in similar capacities for other mutual funds sponsored by the Adviser as indicated below.

                                                                                         NUMBER OF
                                                                                       PORTFOLIOS IN
                                             TERM OF OFFICE                            FUND COMPLEX             OTHER
                          POSITION(S) HELD    AND LENGTH OF   PRINCIPAL OCCUPATION(S)   OVERSEEN BY    DIRECTORSHIPS/TRUSTEESHIPS
NAME, ADDRESS AND AGE        WITH FUND         TIME SERVED     DURING PAST 5 YEARS       DIRECTOR          HELD BY DIRECTOR
--------------------      ----------------   --------------   ----------------------   -------------   --------------------------
INTERESTED DIRECTOR
-------------------
Edward L. Jaroski***      Director,          From 1998        President and Director        3                    None
5847 San Felipe,          President &                         of Capstone Asset
Suite 4100 Houston,       Chairman of                         Management Company,
TX 77057                  the Board                           Capstone Asset Planning
Age: 58                                                       Company and Capstone
                                                              Financial Services, Inc.

INDEPENDENT DIRECTORS
---------------------
John R. Parker            Director           From 1998        Self-employed Investor        3                    None
5847 San Felipe,                                              Consultant
Suite 4100 Houston,
TX 77057
Age: 58

Bernard J. Vaughan        Director           From 1998        Retired                       3                    None
200 N. Wynnewood
Avenue #A-112
Wynnewood, PA 19096
Age: 76

James F. Leary            Director           From 1998        Financial Consultant;         3          Director-Prospect Street
15851 N. Dallas                                               Managing Director of                     High Income Fund and
Parkway #500                                                  Benefit Capital                          Prospect Street Income
Addison, TX 75001                                             Southwest                                Fund; Director-Associate
Age: 74                                                                                                Materials, Inc. (1988-2001);
                                                                                                       Director-Pacesetter
                                                                                                       Capital Group

Leonard B. Melley, Jr.**  Director           From 2003        CEO/President of              3                    None
6216 Yadkin Road                                              Freedom Stores, Inc.
Fayetteville, NC 28303
Age: 45

EXECUTIVE OFFICERS
------------------
Dan E. Watson             Executive Vice     From 1998        Executive Vice               N/A                   None
5847 San Felipe,          President                           President/CIO of
Suite 4100 Houston,                                           Capstone Asset
TX 77057                                                      Management Company &
Age: 56                                                       Capstone Financial
                                                              Services, Inc.;
                                                              Officer of other
                                                              Capstone Funds

                                                                                         NUMBER OF
                                                                                       PORTFOLIOS IN
                                             TERM OF OFFICE                            FUND COMPLEX             OTHER
                          POSITION(S) HELD    AND LENGTH OF   PRINCIPAL OCCUPATION(S)   OVERSEEN BY    DIRECTORSHIPS/TRUSTEESHIPS
NAME, ADDRESS AND AGE        WITH FUND         TIME SERVED     DURING PAST 5 YEARS       DIRECTOR          HELD BY DIRECTOR
--------------------      ----------------   --------------   -----------------------  -------------   --------------------------
Howard S. Potter          Sr. Vice           From 1998        Managing Director and         N/A                  None
5847 San Felipe,          President                           Portfolio Manager of
Suite 4100 Houston,                                           Capstone Asset
TX 77057                                                      Management Company and
Age: 53                                                       Capstone Financial
                                                              Services, Inc.; Officer
                                                              of other Capstone Funds

John R. Wolf              Sr. Vice           From 1998        Sr. Vice President/           N/A                  None
5847 San Felipe,          President                           Portfolio Manager of
Suite 4100 Houston,                                           Capstone Asset
TX 77057                                                      Management Company;
Age: 43                                                       Officer of other
                                                              Capstone Funds

Richard A. Nunn           Sr. Vice           From 2004        Senior Vice President         N/A                  None
5847 San Felipe,          President,                          and Chief Compliance
Suite 4100 Houston,       Secretary,                          Officer of Capstone
TX 77057                  Principal                           Asset Management
Age: 58                   Financial                           Company and Capstone
                          Accounting                          Asset Planning Company;
                          Officer and                         Officer of other
                          Chief Compliance                    Capstone Capstone
                          Officer                             Funds; Vice President
                                                              Regulatory Affairs of
                                                              MGL Consulting
                                                              Corporation from 2000.

Kimberly A. Wallis        Asst. Vice         From 2004        Asst. Vice President          N/A                  None
5847 San Felipe,          President                           Compliance, Capstone
Suite 4100 Houston,       Compliance                          Asset Management
TX 77057                                                      Company and Capstone
Age: 37                                                       Asset lanning Company;
                                                              Officer of other
                                                              Capstone Funds;
                                                              Technical Analyst of
                                                              Paradigm Trading from
                                                              1999-2002.

Carla Homer               Treasurer          From 2004        Treasurer of Capstone         N/A                  None
5847 San Felipe,                                              Asset Management
Suite 4100 Houston,                                           Company; Officer of
TX 77057                                                      other Capstone Funds
Age: 45

Alaina V. Metz            Asst.              From 2004        Vice President,               N/A                  None
3435 Stelzer Road         Secretary.                          Regulatory Services,
Columbus,                                                     BISYS Fund Services;
Ohio 43219                                                    Officer of other
Age: 38                                                       Capstone Funds

* Mr. Jaroski is an "interested person" of the Capstone Growth Fund, as defined in the Investment Company Act of 1940, because of his position with CAMCO and the Distributor.
**Mr. Melley is married to the sister of Mr. Jaroski's wife.

                       THIS PAGE INTENTIONALLY LEFT BLANK

             CAPSTONE GROWTH FUND
        CGF  --------------------------------------
             BUILDING WEALTH WHILE CONTROLLING RISK

                      CAPSTONE GROWTH FUND
-------

For more complete information about the Capstone Growth Fund, including charges and expenses, contact the Distributor at the address below to receive a prospectus. Please read it carefully before you invest or send money.

                                                 Capstone Asset Planning Company
                                                 5847 San Felipe, Suite 4100
                                                 Houston, Texas 77057
                                                 1-800-262-6631
                                 [LOGO OF CGF]   info@capstonefinancial.com

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so. THE REGISTRANT HAS ADOPTED A CODE OF
     ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS
     EXHIBIT 11 (A)(1).

     THE REGISTRANT MUST BRIEFLY DESCRIBE THE NATURE OF ANY AMENDMENT, DURING THE PERIOD COVERED BY THE REPORT, TO A PROVISION OF ITS CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS, REGARDLESS OF WHETHER THESE INDIVIDUALS ARE EMPLOYED BY THE REGISTRANT OR A THIRD PARTY, AND THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (B) OF THIS ITEM. THE REGISTRANT MUST FILE A COPY OF ANY SUCH AMENDMENT AS AN EXHIBIT PURSUANT TO ITEM 11(A)(1), UNLESS THE REGISTRANT HAS ELECTED TO SATISFY PARAGRAPH (F) OF THIS ITEM BY POSTING ITS CODE OF ETHICS ON ITS WEBSITE PURSUANT TO PARAGRAPH (F)(2) OF THIS ITEM, OR BY UNDERTAKING TO PROVIDE ITS CODE OF ETHICS TO ANY PERSON WITHOUT CHARGE, UPON REQUEST, PURSUANT TO PARAGRAPH (F)(3) OF THIS ITEM.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (B) OF THIS ITEM 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                (i) Has at least one audit committee financial expert serving on its audit committee; or

                (ii) Does not have an audit committee financial expert serving on its audit committee.

            (2) If the registrant provides the disclosure required by paragraph
            (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

            (3) If the registrant provides the disclosure required by paragraph
            (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE. 3(a)(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS BERNARD J. VAUGHAN, WHO IS "INDEPENDENT" FOR PURPOSES OF THIS ITEM 3 OF FORM N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

        FOR THE FISCAL YEARS ENDED OCTOBER 31, 2003 AND OCTOBER 31, 2004, BRIGGS BUNTING & DOUGHERTY, LLP BILLED AUDIT FEES TO THE CAPSTONE GROWTH FUND OF $22,000 AND $22,000 RESPECTIVELY.

        (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

        NOT APPLICABLE

        (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

        FOR THE FISCAL YEARS ENDED OCTOBER 31, 2003 AND OCTOBER 31, 2004, BRIGGS BUNTING & DOUGHERTY, LLP BILLED TAX FEES TO THE CAPSTONE GROWTH FUND OF $2,000 AND $2,000 RESPECTIVELY.

        (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

        NOT APPLICABLE

        (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

        NOT APPLICABLE

            (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

            FOR THE FISCAL YEARS ENDED OCTOBER 31, 2003 AND OCTOBER 31, 2004, 100% OF ALL THE FEES IN PARAGRAPHS (B) THROUGH (D) WERE APPROVED BY THE AUDIT COMMITTEE.

        (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

        NOT APPLICABLE

        (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

        FOR THE FISCAL YEAR ENDED OCTOBER 31, 2003 AND OCTOBER 31, 2004, BRIGGS BUNTING & DOUGHERTY, LLP BILLED CAPSTONE FINANCIAL SERVICES, INC. $31,800 AND $33,000 RESPECTIVELY FOR AUDIT AND TAX SERVICES TO CAPSTONE FINANCIAL SERVICES, INC. (AND ITS WHOLLY-OWNED SUBSIDIARIES CAPSTONE ASSET MANAGEMENT CO. AND CAPSTONE ASSET PLANNING CO.). ALSO INCLUDES AN AUDIT OF CAMCO'S INVESTMENT PERFORMANCE IN ACCORDANCE WITH AIMR PERFORMANCE PRESENTATION STANDARDS.

        (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

        (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in [section] 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

        (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-23(c) under the Act (17 CFR 270.30a-32(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

        (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

        (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.
THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

        (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

        (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.

        (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. CERTIFICATIONS PURSUANT TO RULE 30A-2(B) ARE FURNISHED HEREWITH.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capstone Growth Fund, Inc.

By: /s/ Edward L. Jaroski
    ---------------------
    Edward L. Jaroski
    President and Chairman of the Board

Date: March 11, 2005

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Edward L. Jaroski
    ---------------------
    Edward L. Jaroski
    President and Chairman of the Board

Date: March 11, 2005

By: /s/ Carla Homer
    ---------------
    Carla Homer
    Treasurer

Date: March 11, 2005